INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Summary of Inventories

	At December 31	At December 31
(in thousands)	2022	2021

Uranium concentrates	$—	$451
Inventory of ore in stockpiles	2,098	2,098
Mine and mill supplies in MLJV	2,713	3,003
	$4,811	$5,552

Inventories-by balance sheet presentation:
Current	$2,713	$3,454
Long term-ore in stockpiles	2,098	2,098
	$4,811	$5,552